ACCOUNTS RECEIVABLE (Details 2) (Trade receivables, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Trade receivables
Movement in the allowance for doubtful accounts
Balance, beginning of year	$ 3,642	$ 4,606
Bad debt expense	386	(83)
Write-offs and settlements	(1,608)	(827)
Foreign exchange	15	(54)
Balance, end of year	$ 2,435	$ 3,642